Organization and Business Operations	12 Months Ended
Dec. 31, 2015
Notes
Organization and Business Operations

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Key Link Assets Corp. (the "Company") was incorporated in the State of Delaware on May 13, 2010 for the purpose of acquiring a portfolio of heavily discounted real estate properties in the Chicago metropolitan area. The Company has changed its focus and now plans to acquire small and medium sized grocery stores in non-urban locales that are not directly served by large national supermarket chains.

As of the date of this report, the Company has not yet commenced operations. The Company's primary activities since incorporation have been organizational in nature and related to the Company’s formation and the filing of a registration statement. The Company has not generated any revenues from these activities.